Subsequent Events (Q1) (Details) - Subsequent Event [Member]	May 09, 2023 USD ($) $ / shares	Apr. 17, 2023 USD ($) Underwriters	Apr. 16, 2023 USD ($) Underwriters
Subsequent Event [Line Items]
Number of underwriters | Underwriters			1
Deferred fee waived			$ 10,143,000
Merger Agreement
Subsequent Event [Line Items]
Number of underwriters | Underwriters		1
Deferred fee waived		$ 6,762,000
Common stock, value	$ 750,000,000
Common stock, share price (in dollars per share) | $ / shares	$ 10
Duration of lock-up agreements	180 days
Maximum duration of written notice to board of directors	15 days
Period to terminate the Merger Agreement	10 days
Minimum breach curable period	30 days